Related parties (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022		Dec. 31, 2021
Related parties
Other receivables		R$ 1,759	[1]	R$ 501	[2]
Trade receivables		7,177		46,824
Indemnification asset		180,417		160,470
Other payments		54		39,271	[3]
Suppliers		13,781		19,533
Bonds		313,531		315,764
Acel Administracao de Cursos Educacionais Ltda
Related parties
Other receivables	[2]			0
Trade receivables				6,482
Indemnification asset				0
Other payments	[3]			0
Suppliers				474
Bonds				0
Anhanguera Educacional Participacoes S.A.
Related parties
Other receivables	[2]			0
Trade receivables				413
Indemnification asset				0
Other payments	[3]			0
Suppliers				0
Bonds				0
Centro Educacional Leonardo Da Vinci SS
Related parties
Other receivables	[2]			0
Trade receivables				0
Indemnification asset				0
Other payments	[3]			0
Suppliers				6
Bonds				0
Cogna Educacao S.A.
Related parties
Other receivables		0	[1]	0	[2]
Trade receivables		0		0
Indemnification asset		180,417		160,470
Other payments		0		3,021	[3]
Suppliers		3,828		0
Bonds		313,531		315,764
Colegio Ambiental Ltda
Related parties
Other receivables	[2]			0
Trade receivables				805
Indemnification asset				0
Other payments	[3]			0
Suppliers				0
Bonds				0
Colegio JAO Ltda.
Related parties
Other receivables	[2]			0
Trade receivables				4,974
Indemnification asset				0
Other payments	[3]			0
Suppliers				33
Bonds				0
Colegio Manauara Lato Sensu Ltda.
Related parties
Other receivables	[2]			0
Trade receivables				3,291
Indemnification asset				0
Other payments	[3]			0
Suppliers				458
Bonds				0
Colegio Manauara Cidade Nova Ltda.
Related parties
Trade receivables				395
Suppliers				0
Colegio Visao Eireli
Related parties
Other receivables	[2]			0
Trade receivables				132
Indemnification asset				0
Other payments	[3]			0
Suppliers				13
Bonds				0
Colégio Cidade Ltda
Related parties
Other receivables	[2]			0
Trade receivables				397
Indemnification asset				0
Other payments	[3]			0
Suppliers				15
Bonds				0
COLEGIO DO SALVADOR LTDA
Related parties
Trade receivables				1
Suppliers				0
Curso e Colegio Coqueiro Ltda
Related parties
Other receivables	[2]			0
Trade receivables				434
Indemnification asset				0
Other payments	[3]			0
Suppliers				20
Bonds				0
ECSA Escola A Chave do Saber Ltda
Related parties
Other receivables	[2]			0
Trade receivables				1,444
Indemnification asset				0
Other payments	[3]			0
Suppliers				16
Bonds				0
Editora Atica S.A.
Related parties
Other receivables		0	[1]	0	[2]
Trade receivables		5,754		2,207
Indemnification asset		0		0
Other payments		0		20,040	[3]
Suppliers		9,778		9,239
Bonds		0		0
Editora E Distribuidora Educacional S.A.
Related parties
Other receivables		1,722	[1]	0	[2]
Trade receivables		19		436
Indemnification asset		0		0
Other payments		0		15,754	[3]
Suppliers		0		88
Bonds		0		0
Editora Scipione S.A.
Related parties
Other receivables	[2]			0
Trade receivables				445
Indemnification asset				0
Other payments	[3]			211
Suppliers				556
Bonds				0
Educacao Inovacao e Tecnologia S.A.
Related parties
Other receivables		0	[1]	0	[2]
Trade receivables		389		0
Indemnification asset		0		0
Other payments		0		128	[3]
Suppliers		175		0
Bonds		0		0
Nice Participações Ltda
Related parties
Other receivables	[1]	0
Trade receivables		37
Indemnification asset		0
Other payments		0
Suppliers		0
Bonds		0
Escola Mater Christi Ltda.
Related parties
Other receivables	[2]			0
Trade receivables				765
Indemnification asset				0
Other payments	[3]			0
Suppliers				139
Bonds				0
Escola Riacho Doce Ltda
Related parties
Other receivables	[2]			0
Trade receivables				0
Indemnification asset				0
Other payments	[3]			0
Suppliers				24
Bonds				0
Maxiprint Editora Ltda.
Related parties
Other receivables	[2]			0
Trade receivables				1,205
Indemnification asset				0
Other payments	[3]			117
Suppliers				76
Bonds				0
Nucleo Brasileiro de Estudos Avancados Ltda
Related parties
Other receivables	[2]			0
Trade receivables				420
Indemnification asset				0
Other payments	[3]			0
Suppliers				45
Bonds				0
Papelaria Brasiliana Ltda
Related parties
Other receivables	[2]			0
Trade receivables				644
Indemnification asset				0
Other payments	[3]			0
Suppliers				0
Bonds				0
Pitagoras Sistema De Educacão Superior Ltda.
Related parties
Other receivables	[2]			0
Trade receivables				76
Indemnification asset				0
Other payments	[3]			0
Suppliers				0
Bonds				0
Saber Servicos Educacionais S.A.
Related parties
Other receivables	[2]			14
Trade receivables				7,269
Indemnification asset				0
Other payments	[3]			0
Suppliers				578
Bonds				0
Saraiva Educação S.A.
Related parties
Other receivables		0	[1]	365	[2]
Trade receivables		749		1,179
Indemnification asset		0		0
Other payments		0		0	[3]
Suppliers		0		5,136
Bonds		0		0
SGE Comercio De Material Didatico Ltda.
Related parties
Other receivables	[2]			0
Trade receivables				0
Indemnification asset				0
Other payments	[3]			0
Suppliers				1,687
Bonds				0
Sistema P H De Ensino Ltda.
Related parties
Other receivables	[2]			0
Trade receivables				4,421
Indemnification asset				0
Other payments	[3]			0
Suppliers				177
Bonds				0
Sociedade Educacional Alphaville Ltda
Related parties
Other receivables	[2]			0
Trade receivables				1,257
Indemnification asset				0
Other payments	[3]			0
Suppliers				1
Bonds				0
Sociedade Educacional Doze De Outubro Ltda.
Related parties
Other receivables	[2]			0
Trade receivables				734
Indemnification asset				0
Other payments	[3]			0
Suppliers				47
Bonds				0
Sociedade Educacional Parana Ltda.
Related parties
Other receivables	[2]			0
Trade receivables				91
Indemnification asset				0
Other payments	[3]			0
Suppliers				11
Bonds				0
Somos Idiomas S.A.
Related parties
Other receivables		0	[1]	122	[2]
Trade receivables		229		0
Indemnification asset		0		0
Other payments		0		0	[3]
Suppliers		0		0
Bonds		0		0
Somos Operacoes Escolares S.A.
Related parties
Other receivables	[2]			0
Trade receivables				3,305
Indemnification asset				0
Other payments	[3]			0
Suppliers				29
Bonds				0
SSE Serviços Educacionais Ltda.
Related parties
Other receivables	[2]			0
Trade receivables				3,602
Indemnification asset				0
Other payments	[3]			0
Suppliers				665
Bonds				R$ 0
Others
Related parties
Other receivables	[1]	37
Trade receivables		0
Indemnification asset		0
Other payments		54
Suppliers		0
Bonds		R$ 0

[1]	Refers substantially to accounts receivable generated from sharing costs e.g IT services shared by the Company to Cogna Group.
[2]	Refers substantially to accounts receivable generated from sharing costs e.g IT services shared by the Company to Cogna Group.
[3]	Refers substantially to accounts payable by sharing expenses e.g property leasing, personnel and IT licenses shared with Cogna Group.